Transactions with Related Parties: (Details) - Schedule of current assets - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Current Assets Abstract
Related party prepaid expenses – pre-paid advertising services to Keshet (a related party of Eventer)	$ 718	$ 981
Other receivables (related parties of Eventer)	10	18
Current assets total	$ 728	$ 999